SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

        In February 2014, the Company closed an offering of 3,194,700 common shares and a concurrent offering of $150 million convertible senior notes. The Company received net proceeds of approximately $255.7 million from these offerings, after deducting discounts and commissions but before offering expenses.

        Between January 1 and March 31, 2014, the Company obtained new bank borrowings of $339.0 million, of which $220.9 million have due dates before December 31, 2014, and $118.1 million have due dates beyond December 31, 2014.

        Between January 1 and March 31, 2014, the Company renewed $371.3 million bank facilities with due dates beyond December 31, 2014.